Other financial assets and liabilities (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other Provision, beginning	$ 3,869
Monetary and present value adjustments	122
Disbursements	(171)
Translation adjustment	(490)
Other Provision, ending	3,231
Revision to estimates and new provisions	(99)
Current liabilities	680	$ 591
Non-current liabilities	2,551	3,278
Liabilities	3,231	$ 3,869
Payment Obligation [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	1,130
Monetary and present value adjustments	53
Disbursements	(29)
Translation adjustment	(147)
Other Provision, ending	$ 1,007
Discount rate in nominal terms	11.04%	11.04%
Remaining term of obligations	33 years
Liabilities	$ 1,007	$ 1,130
Infrastructure Investment [Member]
IfrsStatementLineItems [Line Items]
Other Provision, beginning	2,739
Monetary and present value adjustments	69
Disbursements	(142)
Translation adjustment	(343)
Other Provision, ending	$ 2,224
Remaining term of obligations	8 years
Revision to estimates and new provisions	$ (99)
Liabilities	$ 2,224	$ 2,739
Infrastructure Investment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	6.48%	5.17%
Infrastructure Investment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate in nominal terms	6.51%	5.54%